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                                ING EQUITY TRUST
                            ING LargeCap Growth Fund
                          ING MidCap Opportunities Fund
                         ING SmallCap Opportunities Fund
                              ING Convertible Fund
                            ING Equity and Bond Fund
                          ING Disciplined LargeCap Fund
                                ING MagnaCap Fund
                              ING Real Estate Fund

                         Supplement Dated May 23, 2005
            To the Class A, Class B, Class C and Class M Prospectus,
          Class I Prospectus, Class O Prospectus and Class Q Prospectus
                          Each Dated September 30, 2004

Effective April 29, 2005, the following changes are made to the Prospectuses:

ING LargeCap Growth Fund

1. The last sentence of the first paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus is deleted.

2. The second and third sentences of the second paragraph under the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus are deleted and replaced with the following:

            For this Fund, large companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Capitalization of companies in the S&P 500 Index will change with market conditions. The market capitalization of companies held by the Fund as of March 31, 2005 ranged from $566 billion to $382.2 billion.

3. The first sentence of the third paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus is deleted.

4. The following sentence is added after the third sentence of the third paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus:

            The key characteristics of growth companies favored by the Fund include a leadership portion within the industry, a strong balance sheet, a high return on

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            equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets and a strong management team.

5. The fifth paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus is deleted.

6. The sixth paragraph of the section entitled "Investment Strategy" on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus is deleted and replaced with the following:

            The Fund may invest the remaining 20% of its total assets in other investment companies, including exchange traded funds ("ETFs"), initial public offerings ("IPOs"), securities of foreign issuers and non-U.S. dollar denominated securities.

7. The paragraphs entitled "Exchange Traded Funds" and "Convertible Securities" under the "Risks" section on page 4 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q Prospectus are deleted and replaced with the following:

            OTHER INVESTMENT COMPANIES - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

            INITIAL PUBLIC OFFERINGS ("IPOS") - IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline.

8. The second paragraph under the section entitled "ING LargeCap Growth Fund-Wellington Management Company, LLP" on page 42 of the Class A, Class B, Class C and Class M Prospectus, page 29 of the Class I Prospectus, and page 27 of the Class Q Prospectus is deleted and replaced with the following:

            The following people are primarily responsible for management of ING LargeCap Growth Fund:

            Andrew J. Shilling, Senior Vice President of Wellington Management, has been portfolio manager of the Fund since June 2003. Mr. Shilling joined Wellington Management as an investment professional in 1994.

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            John A. Boselli, Senior Vice President of Wellington Management,
            joined the firm as an investment professional in 2002. Mr. Boselli has been involved in portfolio management and securities analysis for the Fund since June 2003. Prior to joining Wellington Management, Mr. Boselli was an investment professional with Putnam Investments Inc. (1996-2002).

ING MidCap Opportunities Fund

1. The following paragraph is added after the third paragraph of the section entitled "Investment Strategy" on both page 6 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q
      Prospectus:

            The Fund may invest excess cash in other investment companies, including exchange traded funds ("ETFs"), for temporary and defensive purposes.

ING SmallCap Opportunities Fund

1. The following paragraph is added after the third paragraph of the section entitled "Investment Strategy" section on page 8 of the Class A, Class B, Class C and Class M Prospectus, Class I Prospectus, and Class Q
      Prospectus:

            The Fund may invest excess cash in other investment companies, including exchange traded funds ("ETFs"), for temporary and defensive purposes.

ING Convertible Fund

1. The fourth paragraph of the "Investment Strategy" section on page 22 of the Class A, Class B, Class C and Class M Prospectus and page 14 of the Class Q Prospectus is deleted and replaced with the following:

            The Sub-Adviser uses a disciplined combination of bottom-up fundamental analysis along with relative valuation quantitative screening to build a broadly diversified portfolio, which includes a range of securities with high equity sensitivity to more income producing securities, in an effort to provide lower volatility and attractive risk adjusted returns. The focus of the company analysis is on improving bottom lines, balance sheet strength, cash flow characteristics, capital structure, and quality of management, as well as its industry prospects and its competitive position within the industry. The Sub-Adviser usually considers whether to sell a particular security when any of these factors materially change.

ING Equity and Bond Fund

1. The fourth, fifth, sixth, seventh and eighth sentences of the first paragraph and the second and third paragraphs of the "Investment Strategy" section on page 24 of the Class A, Class B, Class C and Class M Prospectus and page 16 of the Class Q Prospectus are deleted and replaced with the following:

            The Sub-Adviser seeks a target allocation of 50% equities and 50% debt instruments, although these percentages will vary depending on the Sub-Adviser's view of the relative attractiveness of each asset class. The Sub-Adviser does not, however, attempt to respond to short-term swings in the market by quickly altering allocations.

            The Sub-Adviser seeks securities whose prices in relation to projected earnings are believed to be reasonable in the market. In managing the equity component, the Sub-Adviser looks to invest in companies of any market capitalization that are perceived to be leaders in their industry.

            In managing the debt component of the Fund, the Sub-Adviser looks to select investments with the opportunity to enhance the yield and total return. The Fund focuses on bonds, mortgage-related and other asset-backed securities, government securities and short-term instruments. The Fund may also invest in zero-coupon and high yield instruments.

            The Fund may invest in other investment companies (including up to 5% of its assets in ING Prime Rate Trust, a closed-end investment company that invests in secured floating rate loans), Initial Public Offerings ("IPO's"), and derivative instruments. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of its investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

2. The following paragraph is added after the paragraph entitled "Risks of Foreign Investing" of the section entitled "Risks" on page 24 of the Class A, Class B, Class C and Class M Prospectus and page 16 of the Class Q
      Prospectus:

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            INITIAL PUBLIC OFFERINGS ("IPOS") - IPOs and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Furthermore, stocks of newly-public companies may decline shortly after the initial public offering. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline."

3. The section entitled "ING Equity and Bond Fund" on page 42 of the Class A, Class B, Class C and Class M Prospectus and page 27 of the Class Q Prospectus is deleted in its entirety and replaced with the following:

            ING EQUITY AND BOND FUND

            The following individuals share responsibility for the day-to-day management of the Fund:

            The equity portion of the Fund has been managed by James A. Vail since April 2003. Mr. Vail has served as Vice President and Senior Portfolio Manager since 2000. Mr. Vail holds the Chartered Financial Analyst designation, is a member of the New York Society of Security Analysts and has over 25 years of investment experience. Prior to joining ING in 2000, Mr. Vail was Vice President at Lexington Management Corporation, which he joined in 1991.

            The bond portion of the Fund has been managed by James Kauffmann since February of 2003. Mr. Kauffmann is a Portfolio Management Team Leader. He joined ING in 1996 and has over 18 years of investment experience.

            Mary Ann Fernandez and Shiv Mehta are jointly responsible for establishing the overall asset allocation strategy for the Fund.

            Mary Ann Fernandez, Portfolio Manager joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. She is also involved in the management and marketing of certain equity strategies managed by ING IM. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

            Shiv Mehta has been associated with the management of the Fund since 2005. He joined ING in 2004 as head of ING IM's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta was previously with Credit Suisse Asset Management since February 2000, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.

ING Disciplined LargeCap Fund

1. The first sentence of the paragraph of the section entitled "ING Disciplined LargeCap Fund" on page 42 of the Class A, Class B, Class C and Class M Prospectus and page 29 of the Class I Prospectus is deleted and replaced with the following:

            The Fund has been managed by Hugh T.M. Whelan and Douglas E. Cote since August 2001 and April 2005, respectively.

2. The following paragraph is added after the paragraph of the section entitled "ING Disciplined LargeCap Fund" on page 42 of the Class A, Class B, Class C and Class M Prospectus and page 29 of the Class I Prospectus:

            Douglas Cote, Portfolio Manager, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for ING IM's equity department.

ING MagnaCap Fund

1. The paragraph of the section entitled "ING MagnaCap Fund" on page 42 of the Class A, Class B, Class C and Class M Prospectus and page 29 of the Class I Prospectus is deleted and replaced with the following:

            The Fund is managed by Scott Lewis, Senior Portfolio Manager. Mr. Lewis joined ING IM in May 2004 and has over 22 years of investment experience. Mr. Lewis has been managing the Fund since April 2005. Mr. Lewis joined ING IM from Credit Suisse Asset Management ("CSAM"), where he worked for 18 years both with CSAM and its predecessor Warburg Pincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S. equity research.

ING Real Estate Fund

1. The third and fourth paragraphs under the section entitled "ING Real Estate Fund-ING Clarion Real Estate Securities L.P." on page 42 of the Class A, Class B, Class C and Class M Prospectus, page 29 of the Class I Prospectus, page 27 of the Class Q Prospectus, and the fourth and fifth paragraphs under the "Real Estate Fund-ING Clarion Real Estate Securities L.P." section on page 20 of the Class O Prospectus are deleted and replaced with the following:

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            T. Ritson Ferguson, CFA, Sherry L. Rexroad, CFA and Joseph P. Smith,
            CFA have been responsible for the day-to-day management of the Fund since its inception in December 1996.

            T. Ritson Ferguson, Chief Investment Officer ("CIO") and Managing Director, leads the portfolio management team for the Fund. Mr. Ferguson has over 19 years of real estate investment experience. He has served as Co-CIO and more recently CIO of CRA since 1991.

            Sherry L. Rexroad, Managing Director and Joseph P. Smith, Senior Director have each been with CRA since 1997. Their roles as members of the portfolio management team require that they focus on specific investments, and provide expert knowledge on those companies and industries.

Principal Risks

1. The reference to "ING LargeCap Growth" in the paragraph entitled "Convertible Securities," of the section entitled "Principal Risks" on page 48 of the Class A, Class B, Class C and Class M Prospectus, page 35 of the Class I Prospectus, and page 32 of the Class Q Prospectus is deleted.

2. The heading of the paragraph entitled "Initial Public Offerings" of the section entitled "Principal Risks" on page 50 of the Class A, Class B, Class C and Class M Prospectus, page 35 of the Class I Prospectus, and page 33 of the Class Q Prospectus is deleted and replaced with the following:

            INITIAL PUBLIC OFFERINGS ("IPOS")(ING EQUITY AND BOND FUND, ING LARGECAP GROWTH FUND AND ING REAL ESTATE FUND).

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                ING EQUITY TRUST
                              ING Convertible Fund
                          ING Disciplined LargeCap Fund
                            ING Equity and Bond Fund
                           ING Financial Services Fund
                            ING LargeCap Growth Fund
                                ING MagnaCap Fund
                          ING MidCap Opportunities Fund
                         ING SmallCap Opportunities Fund

                        Supplement Dated May 23, 2005
         to the Class A, Class B, Class C, Class I, Class M and Class O
                   Statement of Additional Information ("SAI")
                            Dated September 30, 2004

Effective April 29, 2005, ING Convertible Fund may invest in the following types of investments:

      Foreign Currency Exchange Transactions, Guaranteed Investment Contracts, Private Funds, Foreign Bank Obligations, Supranational Agencies, Municipal Lease Obligations, Tax Exempt Industrial Development Bonds & Pollution Control Bonds, Credit Linked Notes, Government Trust Certificates

Effective April 29, 2005, ING Disciplined LargeCap Fund may invest in the following types of investments:

      Initial Public Offerings, American Depository Receipts, Eurodollar/Yankee Dollar Instruments, Guaranteed Investment Contracts, Municipal Securities, Private Funds, Foreign Bank Obligations, Supranational Agencies, Municipal Lease Obligations, Tax Exempt Industrial Development Bonds & Pollution Control Bonds, Credit Linked Notes, Government Trust Certificates

Effective April 29, 2005, ING Equity and Bond Fund may invest in the following types of investments:

      Initial Public Offerings, Foreign Mortgage Related Securities, Sovereign Debt Securities, Guaranteed Investment Contracts, Government National Mortgage Association Certificates, Mortgage Related Securities, Municipal Securities, Private Funds, To Be Announced Sale Commitments, Lending of Portfolio Securities, Foreign Bank Obligations, Supranational Agencies, Municipal Lease Obligations, Tax Exempt Industrial Development Bonds & Pollution Control Bonds, Credit Linked Notes, Government Trust Certificates

Effective April 29, 2005, ING Financial Services Fund may invest in the following types of investments:

      Foreign Mortgage Related Securities, Sovereign Debt Securities, Guaranteed Investment Contracts, Government National Mortgage Association Certificates, Mortgage Related Securities, Municipal Securities, Private Funds, To Be Announced Sale Commitments, Lending of Portfolio Securities, Foreign Bank Obligations, Supranational Agencies, Municipal Lease Obligations, Tax Exempt Industrial Development Bonds & Pollution Control Bonds, Credit Linked Notes, Government Trust Certificates

Effective April 29, 2005, ING LargeCap Growth Fund may invest in:

      Initial Public Offerings

Effective April 29, 2005, ING MagnaCap Fund may invest in the following types of investments:

      Eurodollar/Yankee Dollar Instruments, Foreign Mortgage Related Securities, Municipal Securities, Private Funds, To Be Announced Sale Commitments, Zero Coupon and Pay-In-Kind, Foreign Bank Obligations, Supranational Agencies, Municipal Lease Obligations, Tax Exempt Industrial Development Bonds and Pollution control Bonds, Credit Linked Notes, Government Trust Certificates

Effective April 29, 2005, ING MidCap Opportunities Fund may invest in the following types of investments:

      Guaranteed Investment Contracts, Municipal Securities, Private Funds, Foreign Bank Obligations, Supranational Agencies, Municipal Lease Obligations, Tax Exempt Industrial Development Bonds & Pollution Control Bonds, Credit Linked Notes, Government Trust Certificates

Effective April 29, 2005, ING SmallCap Opportunities Fund may invest in the following types of investments:

      Guaranteed Investment Contracts, Banking Industry Obligations, To Be Announced Sale Commitments, Municipal Securities, Private Funds, Foreign Bank Obligations, Supranational Agencies, Municipal Lease Obligations, Tax Exempt Industrial Development Bonds & Pollution Control Bonds, Credit Linked Notes, Government Trust Certificates

Effective April 29, 2005, the following disclosure is added to the section entitled "Investment Techniques," beginning on page 91 of the SAI:

      FOREIGN BANK OBLIGATIONS

            Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

      SUPRANATIONAL AGENCIES

            Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

      CREDIT LINKED NOTES

            A credit-linked note ("CLN") is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for either Fund in accordance to each Fund's investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Funds cannot assure that it can implement a successful strategy regarding this type of investments.

      GOVERNMENT TRUST CERTIFICATES

            The Funds may invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE